Restrictions on Cash and Due from Banks - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Minimum Average Reserve Balances Required By Banking Regulators	$ 73	$ 3,200
Balances held at the central banks and other financial institutions	$ 55,400	$ 16,200